Property and Equipment (Table)	12 Months Ended
Dec. 31, 2021
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Summary of Property and Equipment
Property and equipment consist of the following:

	Land, Buildings and Building Improvements	Computer Equipment	Furniture, Fixtures and Other Equipment	Total
Cost:
December 31, 2019	898	752	312	1,962
Additions:
Capital expenditures	19	24	23	66
Leases	21	32	2	55
Removed from service	(19)	(12)	(3)	(34)
Disposals of businesses	(10)	-	(6)	(16)
Translation and other, net	5	(4)	(32)	(31)
December 31, 2020	914	792	296	2,002
Additions:
Capital expenditures	35	29	14	78
Leases	62	10	-	72
Removed from service	(58)	(488)	(34)	(580)
Disposals of businesses	(16)	(1)	(2)	(19)
Translation and other, net	(14)	(42)	(3)	(59)
December 31, 2021	923	300	271	1,494
Accumulated depreciation:
December 31, 2019	(481)	(634)	(232)	(1,347)
Depreciation	(105)	(64)	(15)	(184)
Removed from service	19	12	3	34
Disposals of businesses	7	-	4	11
Translation and other, net	15	2	12	29
December 31, 2020	(545)	(684)	(228)	(1,457)
Depreciation	(98)	(61)	(18)	(177)
Removed from service	58	488	34	580
Disposals of businesses	13	-	2	15
Translation and other, net	5	41	1	47
December 31, 2021	(567)	(216)	(209)	(992)
Carrying amount:
December 31, 2020	369	108	68	545
December 31, 2021	356	84	62	502